Unit Activity - Schedule of Movement in Number of Common Units, Subordinated Units and General Partner Units (Details) - shares	Nov. 09, 2017	Nov. 08, 2017	Jun. 30, 2017	Feb. 02, 2017	Jan. 10, 2017	Jan. 06, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Unit Activity
General partners' capital account, units issued							615,117	615,117	558,674
Convertible preferred units outstanding							3,750,000	3,750,000
Series A Preferred Unit
Unit Activity
Sales of Series A Preferred Units			1,666,667	2,083,333
Common Units
Unit Activity
Limited partners' capital account, units issued							32,694,094	32,694,094	27,194,094
Limited Partner | Common Units
Unit Activity
Public offering	3,000,000	3,000,000			2,500,000	2,500,000
General Partner
Unit Activity
Public offering		56,443